Long-Term Equity Investments - Schedule of Engaged in any Substantive Business Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Engaged in any Substantive Business Activities [Abstract]
At the beginning of the year
Addition	4,212
Share of current year results	(4)
Dividends
Exchange differences	(51)
At the end of the year	$ 4,157